Schedule of Costs and Estimated Earnings in Excess of Billings on Uncompleted Contract (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total Revenues	$ 5,797,629	$ 1,699,886
Total COGS	4,852,631
Gross Profit	$ 944,998	179,945
Percentage of completion (POC)	100.00%
Revenues - POC	$ 7,358,273
Bill to Date	7,358,273
Costs and estimated earnings in excess of billings on uncompleted contract		$ 1,657,998
Contract Revenues [Member]
Total Revenues	5,640,707
Other Revenue [Member]
Total Revenues	156,922
Contract COGS [Member]
Total COGS	4,184,033
Other COGS [Member]
Total COGS	$ 668,598